Loans to others (Narrative) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Interest income from loans granted to others	₪ 719	₪ 930
Bottom of range [Member]
Disclosure of financial assets [line items]
Interest rate	5.00%
Top of range [Member]
Disclosure of financial assets [line items]
Interest rate	8.00%